Long-term Debt (Combined Aggregate Amounts of Long-term Debt by Contractual Maturities) (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW
Long-term Debt
Due in 2011		10,011,500,000,000
Due in 2012		7,387,991,000,000
Due in 2013		2,075,068,000,000
Due in 2014		4,767,098,000,000
Due in 2015		377,793,000,000
Thereafter		5,466,962,000,000
Gross long-term debt		30,086,412,000,000	39,575,361,000,000
Discount		(6,280,000,000)	(5,452,000,000)
Total long-term debt, net	$ 26,605,460,000	30,080,132,000,000	39,569,909,000,000